Award Timing Disclosure	12 Months Ended
May 25, 2025
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure
Practices Related to the Grant of Equity Awards

Under the company’s practices, the approval of long-term equity incentive compensation for the company’s regular annual equity awards (including stock options and RSU and PSU grants to our NEOs) is typically made two business days after the filing of the company’s Annual Report on Form 10-K. Neither the board nor the compensation and talent committee take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation. Stock options are granted with an exercise price at least equal to the closing market price of our common stock on the grant date, as required by the 2022 Stock Compensation Plan.

During fiscal 2025, the company did not grant stock options (or similar awards) to any NEO during any period beginning four business days before and ending one business day after the filing of any company periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any company Form 8-K that disclosed any material non-public information.

Award Timing Method	Under the company’s practices, the approval of long-term equity incentive compensation for the company’s regular annual equity awards (including stock options and RSU and PSU grants to our NEOs) is typically made two business days after the filing of the company’s Annual Report on Form 10-K.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the board nor the compensation and talent committee take into account material non-public information when determining the timing or terms of equity awards, nor do we time disclosure of material non-public information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false